DEBT	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
DEBT

10. DEBT

Long-term debt

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	June 30, 2020	December 31, 2019

Secured Term Loan	$300,000	$300,000
Secured Revolving Credit Facility	65,000	50,000
CIB Long-Term Debt	20,972	-
Less: unamortized debt issuance costs	(4,143)	(4,436)
Total loans and borrowings	381,829	345,564
Less: current portion of long-term debt	(46,372)	(15,000)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$335,457	$330,564

Secured Facilities Agreement

On May 5, 2019, the Company entered into a $450.0 million term loan, revolving credit, and working capital facilities agreement (the “Secured Facilities Agreement”) with Arab Petroleum Investments Corporation (“APICORP”) – Bahrain Banking Branch, HSBC Bank Middle East Limited (“HSBC”), Mashreqbank PSC and Saudi British Bank acting as initial mandated lead arrangers and bookrunners, Mashreqbank PSC acting as global agent, APICORP and Mashreqbank PSC acting as security agents, NPS Bahrain for Oil & Gas Wells Services WLL (“NPS Bahrain”) and its Kuwait branch, Gulf Energy SAOC and National Petroleum Technology Company as borrowers, and HSBC, Mashreqbank PSC, APICORP and Saudi British Bank, as the “Lenders.” On May 23, 2019 and June 20, 2019, the Company entered into $35.0 million and $40.0 million Incremental Facilities Agreements, respectively, increasing the size of the Secured Facilities Agreement to $485.0 million and $525.0 million, respectively. During the quarter ended June 30, 2020, the Secured Facilities Agreement was reduced to $520.6 million primarily as a result of the non-renewal of a project-specific letter of credit.

The $520.6 million Secured Facilities Agreement consists of a $300.0 million term loan due 2025 (the “Term Loan” or “Secured Term Loan”), a $65.0 million revolving credit facility due 2023 (“RCF” or “Secured Revolving Credit Facility”), and a $155.6 million working capital facility. Borrowings under the Term Loan and RCF incur interest at the rate of three-month LIBOR plus 2.4% to 2.7% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the Secured Facilities Agreement. As of June 30, 2020, and December 31, 2019, this resulted in an interest rate of 2.9% and 4.3%, respectively. As of June 30, 2020, and December 31, 2019, the Company had drawn $300.0 million and $300.0 million, respectively, of the Term Loan and $65 million and $50.0 million, respectively, of the RCF.

The RCF was obtained for general corporate and working capital purposes including capital expenditure related requirements and acquisitions (including transaction related expenses). The RCF requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of 0.60% per annum based on the average daily amount by which the borrowing base exceeds the outstanding borrowings during each quarter. Under the terms of the RCF, the final settlement is due by May 6, 2023. The Company is required to repay the amount of any principal balance outstanding together with any unpaid accumulated interest at three-month LIBOR plus 2.4% to 2.7% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the Secured Facilities Agreement. The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms. As of June 30, 2020, and December 31, 2019, the Company had $0 million and $15.0 million, respectively, available to be drawn under the RCF.

The Secured Facilities Agreement also includes a working capital facility of $155.6 million for issuance of letters of guarantee and letters of credit and refinancing letters of credit over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum. As of June 30, 2020, and December 31, 2019, the Company had utilized $127.4 million and $134.2 million, respectively, under this working capital facility and the balance of $28.2 million and $25.8 million, respectively, was available to the Company.

The Company has also retained legacy bilateral working capital facilities from HSBC totaling $24.4 million and $30.4 million at June 30, 2020 and December 31, 2019, respectively, in Qatar ($10.4 million at June 30, 2020, $16.4 million at December 31, 2019), in the UAE ($13.9 million at both June 30, 2020 and December 31, 2019) and in Kuwait ($0.1 million at both June 30, 2020 and December 31, 2019). As of June 30, 2020, and December 31, 2019, the Company had utilized $19.4 million and $24.1 million, respectively, under this working capital facility and the balance of $5.0 million and $6.3 million, respectively, was available to the Company.

Utilization of the working capital facilities under both the legacy arrangement and Secured Facilities Agreement comprises letters of credit issued to vendors, guarantees issued to customers, vendors, and others, and short-term borrowings used to settle letters of credit. Once a letter of credit is presented for payment by the vendor, the Company at its election can settle the letter of credit from available cash or leverage short-term borrowings that will be repaid quarterly over a one-year period. Until a letter of credit is presented for payment by the vendor, it is disclosed as an off-balance sheet obligation. For additional discussion of outstanding letters of credit and guarantees, see Note 14, Commitments and Contingencies.

The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company was in compliance with all financial covenants as of both June 30, 2020 and December 31, 2019.

CIB Long-Term Debt

As part of the SAPESCO transaction, the Company assumed a $21 million debt obligation with Commercial International Bank (collectively, “CIB Long-Term Debt”). Under the terms of its arrangement with CIB, the Company will repay $11 million of this balance during the third quarter of 2020 with the remaining $10 million due on July 20, 2021. Borrowings under the CIB Long-Term Debt incur interest at 2% per annum over 6 months LIBOR (to be settled on quarterly basis) plus 50 basis points per annum. As of June 30, 2020, this resulted in an interest rate of 4.4%. The CIB Long-Term Debt (collectively with the CIB Short-Term Debt, discussed below) includes covenants that specify maximum leverage (Total Liabilities / Equity) up to 1.3, minimum debt service coverage ratio ((Cash operating profits after tax + depreciation - annual maintenance for equipment)/(Financial payments + profit sharing for the same period)) of at least 1, and minimum current rate (Current Assets / Current Liabilities) of at least 1.00. The Company was in compliance with all financial covenants as of June 30, 2020.

 .

Short-term debt

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	June 30, 2020	December 31, 2019

CIB Short-Term Debt	$2,177	$-
ABK Short-Term Debt	2,964	-
Other short-term borrowings	34,640	37,963
Short-term debt, excluding current installments of long-term debt	$39,781	$37,963

Short-term borrowings primarily consist of financing for capital equipment and inventory purchases.

CIB Short-Term Debt

As part of the SAPESCO transaction, the Company assumed a $2.6 million debt obligation with Commercial International Bank (collectively, “CIB Short-Term Debt”) for working capital and overdraft purposes. The balances are due no later than September 16, 2020. The CIB Short-Term Debt facilities include a $1.5 million U.S. Dollar time loan facility, a E£2 million Egyptian Pound time loan facility, and a E£10 million Egyptian pound time loan overdraft facility, and $13.8 million U.S. dollars in letters of guarantee.

The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over Corridor Offer Rate plus 50 basis points per annum, HMDB commission.

As of June 30, 2020, the CIB Short-Term Debt resulted in an interest rate of 4.6% and 10.6%, respectively, for the U.S. Dollar and Egyptian Pound denominated facilities. As of June 30, 2020, the Company had utilized $1.3 million of the U.S. Dollar time loan facility, E£2.0 million of the Egyptian Pound time loan facility, and E£7.8 million of the Egyptian pound time loan overdraft facility, and $8.5 million in letters of guarantee, with the balances of $0.2 million, E£0 (zero) million, and E£2.2 million, and $5.3 million, respectively, available to the Company.

ABK Short-Term Debt

As part of the SAPESCO transaction, the Company assumed a $3.1 million debt obligation with Al Ahli Bank of Kuwait (collectively, “ABK Short-Term Debt”) for working capital and overdraft purposes. The balance is due no later than September 16, 2020. The ABK Short-Term Debt facilities include a $3.2 million U.S. Dollar time loan facility and $0.2 million U.S. dollars in letters of guarantee. The ABK Short-Term Debt accrues interest at 1.65% per annum over Corridor Offer Rate. As of June 30, 2020, this resulted in an interest rate of 10.9%. As of June 30, 2020, the Company had utilized $2.9 million of the ABK Short-Term Debt facility and $0.2 million in letters of guarantee with $0 (zero) and $0 million, respectively, available to the Company. There are no financial covenants associated with the ABK Short-Term Debt.

Other debt information

Scheduled principal payments of long-term debt for periods subsequent to June 30, 2020 are as follows (in US$ thousands):

2020	$25,972
2021	47,500
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$385,972

As part of the SAPESCO transaction, the Company also assumed other working capital facilities totaling $0.8 million with two banks. The facilities are used for letters of guarantee. As of June 30, 2020, the Company has utilized $0.8 million of these facilities with $0 (zero) available.